Thompson MidCap Fund (Prospectus Summary) | Thompson MidCap Fund
Thompson MidCap Fund
Investment Objective
The Thompson MidCap Fund (the “MidCap Fund”) seeks a high level of long-term capital appreciation by investing in securities of medium-sized companies.
Fees and Expenses of the MidCap Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the MidCap Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Thompson MidCap Fund USD ($)
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Exchange Fee	none
Maximum Account Fee	none
Outgoing Wire Transfer Fee	$ 15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Thompson MidCap Fund
Management Fees	1.00%
Distribution (12b-1) Fees	none
Other Expenses	0.50%
Total Annual Fund Operating Expenses	1.50%
Fee Waivers and/or Expense Reimbursements	(0.30%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.20%
[1]	The Advisor has contractually agreed to waive management fees and/or reimburse expenses incurred by the MidCap Fund through March 31, 2018, so that the annual operating expenses of the Fund do not exceed 1.20% of its average daily net assets. This waiver/reimbursement may only be terminated by the Advisor with the consent of the Board of Directors of the Funds.

Example

 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
| | Thompson MidCap Fund | USD ($)	122	445	790	1,765

Portfolio Turnover

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 34% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The MidCap Fund normally invests at least 80% of its net assets plus any borrowing for investment purposes in a diversified portfolio of equity securities of medium-sized companies that at the time of purchase fall within the 12-month average of the capitalization ranges of stocks in the Russell Midcap Index, the Fund's benchmark. Although market capitalizations are constantly changing, as of December 31, 2016, the Russell Midcap Index included companies with market capitalizations between $203 million and $57 billion. The Fund's equity investments included within this 80% may include common stocks, American Depositary Receipts (ADRs), and real estate investment trusts (REITs).

We invest in equity securities that possess most of the following characteristics:

                •      Strong market positions

                •      High barriers to entry and other competitive or technological advantages

                •      High returns on equity and assets

                •      Good growth prospects

                •      Strong management

                •      Relatively low debt burdens

We also generally seek to identify investment opportunities in equity securities of companies that we believe have above-average potential for earnings and dividend growth.

To achieve a better risk-adjusted return on its equity investments, the MidCap Fund invests in a diversified portfolio of companies, including companies from a blend of industries and style classes. We believe that holding a diverse group of stocks will provide competitive returns under different market environments relative to more narrow investment styles. Our flexible approach to equity investing enables us to adapt to changing market trends and conditions and to invest wherever we believe opportunity exists.

Principal Risks of Investing in the Fund

 Like all investments, an investment in the MidCap Fund is subject to risks, and you could lose money investing in the Fund. The Fund could fail to achieve its investment objective. The MidCap Fund is suitable if you are looking for capital appreciation by investing in a diverse group of medium-sized companies and have a long-term perspective.

An investment in the MidCap Fund typically is subject to the following principal risks:

Market Risk. It is possible that the value of equity securities in the Fund's portfolio may decline, resulting in a decline in the Fund's share price and total return. The equity securities in which the MidCap Fund invests fluctuate in value due to changes in the securities markets, general economic conditions and factors that particularly affect the issuers of these securities and their industries.

Mid Cap Risk. The medium-sized companies in which the MidCap Fund invests often have greater price volatility, lower trading volume and less liquidity than larger, more-established companies. As a class, medium-sized companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or services markets, fewer financial resources and less competitive strength than larger companies.

Style Risk. From time to time, we may prefer a certain investment style, such as a growth style or value style, that may underperform and/or be more volatile than other investment styles or than the stock markets generally during these periods.

Active Management Risk. Our selection of securities for the MidCap Fund may not perform as well as expected when those securities were purchased or as well as the securities markets generally. The selection of securities for the MidCap Fund may be more or less heavily allocated to some sectors or types of securities than the Fund's benchmark, which may cause the Fund's performance and/or risk profile to differ significantly from its benchmark.

Depositary Receipts Risk. American Depositary Receipts (“ADRs”) are subject to some extent to the risks associated with directly investing in securities of foreign issuers, including the risk of changes in currency exchange rates, expropriation or nationalization of assets, and the impact of political, diplomatic, or social events.

Real Estate Investment Trusts. Real Estate Investment Trusts (“REITs”) depend on specialized management skills and may have limited diversification and smaller market capitalizations.

Please see page 21 of the Prospectus for detailed information about the risks described above.
Past Performance

The bar chart and table below provide some indication of the risks of investing in the MidCap Fund by showing how the Fund's total returns before taxes have varied from year to year and how the Fund's average annual total returns (both before and after taxes) for the one-year, five-year, and life-of-fund periods compare to a broad measure of market performance. As with all mutual funds, the Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

MidCap Fund Calendar Year Total Returns

The Fund's highest/lowest quarterly results during this period were: Highest: 23.63% (quarter ended 6/30/09) Lowest: -19.48% (quarter ended 9/30/11)
MidCap Fund Average Annual Total Returns (for the periods ended December 31, 2016)
Average Annual Total Returns - -	Label	1 Year	5 Years	Since Inception	Inception Date
Thompson MidCap Fund	Return Before Taxes	19.38%	13.96%	9.76%	Mar. 31, 2008
Thompson MidCap Fund | After Taxes on Distributions	Return After Taxes on Distributions	18.09%	11.87%	8.24%	Mar. 31, 2008
Thompson MidCap Fund | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	12.06%	11.07%	7.85%	Mar. 31, 2008
Russell Midcap Index	Russell Midcap Index (reflects no deduction for fees, expenses, or taxes)	13.80%	14.72%	9.66%	Mar. 31, 2008

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

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